Net Loss per Share Attributable to Common Stockholders - Antidilutive Securities (Detail) - shares	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	37,030,186	124,152,771	120,222,252	127,692,206	131,099,348
Convertible preferred stock as-converted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		100,350,008	100,350,008	100,350,008	100,350,008
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	18,121,774	23,762,234	19,831,715	27,301,669	30,099,436
Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		22,468	22,468	22,468	22,468
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		18,061	18,061	18,061	18,061
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	18,908,412
Shares Subject To Repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			0	0	609,375